LEASES - Lease Modifications (Details) - USD ($)	1 Months Ended			12 Months Ended
	Sep. 30, 2021	Jun. 30, 2020	May 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Lease Modifications
Net adjustment to right-of-use asset				$ 475,765	$ 268,228
Westlake Village Office Lease
Lease Modifications
Rent deferral period			4 months
Arbedo-Castione Land Lease
Lease Modifications
Net adjustment to right-of-use asset	$ 264,710	$ 237,516